Employee Compensation (Tables)	9 Months Ended
Jul. 31, 2024
Text Block [Abstract]
Summary of Ranges of Values used for each Option Pricing Assumption
To determine the fair value of the stock option tranches (i.e. the portion that vests each year) on the grant date, the following ranges of values were used for each option pricing assumption:

For stock options granted during the nine months ended	July 31, 2024	July 31, 2023
Expected dividend yield	4.5%	4.5% - 4.6%
Expected share price volatility	17.4% - 17.6%	20.9%
Risk-free rate of return	3.3% - 3.4%	3.2%
Expected period until exercise (in years)	6.5 - 7.0	6.5 - 7.0
Exercise price ($)	118.50	122.31

Summary of Pension and Other Employee Future Benefit Expenses
Pension and other employee future benefit expenses are determined as follows:

(Canadian $ in millions)
	Pension benefit plans		Other employee future benefit plans
For the three months ended	July 31, 2024	July 31, 2023	July 31, 2024	July 31, 2023
Current service cost	$39	$40	$1	$1
Net interest (income) expense on net defined benefit (asset) liability	(16)	(17)	11	11
Impact of plan amendments	-	-	-	-
Administrative expenses	3	3	-	-
Benefits expense	26	26	12	12
Government pension plans expense (1)	93	94	-	-
Defined contribution expense	62	63	-	-
Total pension and other employee future benefit expenses recognized in our Consolidated Statement of Income	$181	$183	$12	$12

(1)	Includes Canada Pension Plan, Quebec Pension Plan and U.S. Federal Insurance Contributions Act.

(Canadian $ in millions)
	Pension benefit plans		Other employee future benefit plans
For the nine months ended	July 31, 2024	July 31, 2023	July 31, 2024	July 31, 2023
Current service cost	$115	$122	$4	$4
Net interest (income) expense on net defined benefit (asset) liability	(46)	(49)	31	32
Impact of plan amendments	-	(1)	(84)	-
Administrative expenses	9	7	-	-
Benefits expense	78	79	(49)	36
Government pension plans expense (1)	302	291	-	-
Defined contribution expense	231	207	-	-
Total pension and other employee future benefit expenses (recovery) recognized in our Consolidated Statement of Income	$611	$577	$(49)	$36

(1)	Includes Canada Pension Plan, Quebec Pension Plan and U.S. Federal Insurance Contributions Act.